Deposits (Tables)	12 Months Ended
Jun. 30, 2022
Statistical Disclosure for Banks [Abstract]
Schedule of deposits consist of the following major classifications
(in thousands)	2022	2021
Non-interest bearing checking accounts	$15,726	$13,090
Checking accounts	23,902	21,352
Savings Accounts	62,649	56,576
Money market demand deposits	12,875	10,933
Total demand, transaction and passbook deposits	115,152	101,951
Certificates of deposit	124,705	124,892
Total deposits	$239,857	$226,843

Schedule of maturities of outstanding certificates of deposit
(in thousands)	2022
2023	$85,324
2024	28,320
2025	8,024
2026	1,701
2027 and thereafter	1,336
$124,705